December 4, 2003


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549


    RE:  Sit Mid Cap Growth Fund, Inc.                         File No. 2-75151
         Sit Mutual Funds, Inc.
             Series A:  Sit International Growth Fund          File No. 33-42101
             Series B:  Sit Balanced Fund                      File No. 33-42101
             Series C:  Sit Developing Markets Growth Fund     File No. 33-42101
             Series D:  Sit Small Cap Growth Fund              File No. 33-42101
             Series E:  Sit Science and Technology Growth Fund File No. 33-42101


Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933 (the "1933 Act"), on behalf of the above-referenced Sit Mutual Funds (each, a "Registrant" and, collectively, the "Registrants"), enclosed for filing with the Commission is a form of prospectus that varies from the form of prospectus included in the filing of the Post-Effective Amendment for the Registrants on October 29, 2003 pursuant to Rule 485(b) under the 1933 Act.

The form of prospectus filed on October 29, 2003 and effective on November 1, 2003 contained the seven stock funds that are a part of the Sit Mutual Fund family. The enclosed form of prospectus contains only the Sit Small Cap Growth Fund and the Sit Mid Cap Growth Fund.

Please direct any questions or comments on the enclosed filings to my attention. Thank you.

Sincerely,

/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Enclosure

cc: Kathleen Prudhomme, Dorsey & Whitney LLP

================================================================================



                             STOCK FUNDS PROSPECTUS

                                NOVEMBER 1, 2003


                               MID CAP GROWTH FUND
                              SMALL CAP GROWTH FUND







                                   [SIT LOGO]
                                SIT MUTUAL FUNDS
                                ----------------



================================================================================

SIT MUTUAL FUNDS

Prospectus


NOVEMBER 1, 2003

MID CAP GROWTH FUND

SMALL CAP GROWTH FUND









THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS



INTRODUCTION                                                                1

FUND SUMMARIES
         Investment Objectives and Principal Investment Strategies
                  MID CAP GROWTH FUND                                       2
                  SMALL CAP GROWTH FUND                                     3
         Principal Investment Risks                                         4
         Performance
                  Annual Total Returns                                      5
                  Average Annual Total Returns                              7
         Fees and Expenses                                                  9

FUND MANAGEMENT
         Investment Adviser                                                11
         Portfolio Management                                              12
         Distributor                                                       12
         Custodian and Transfer Agent                                      12

SHAREHOLDER INFORMATION
         Share Price                                                       13
         When Orders are Effective                                         13
         Investing Through a Third Party                                   14
         Other Account Policies                                            14
         Purchasing Shares                                                 15
         Selling Shares                                                    16
         General Rules for Purchasing & Selling Shares                     17
         Dividends and Distributions                                       18
         Taxes    19
         Retirement and other Tax-Deferred Accounts                        20
         Mailing of Regulatory Documents                                   20
         Privacy Policy                                                    20

ADDITIONAL INFORMATION
         Other Securities, Investment Practices, and Policies              21
         Financial Highlights
                  MID CAP GROWTH FUND                                      23
                  SMALL CAP GROWTH FUND                                    24
         For More Information                                      back cover

--------------
FUND SUMMARIES
--------------


INTRODUCTION

SIT MUTUAL FUNDS ARE A FAMILY OF NO-LOAD MUTUAL FUNDS OFFERING A SELECTION OF FUNDS TO INVESTORS. EACH FUND HAS A DISTINCTIVE INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

This Prospectus describes two of the seven stock funds that are a part of the Sit Mutual Fund family. The descriptions on the following pages may help you choose the Fund or Funds that best fit your investment goals. Keep in mind, however, that no Fund can guarantee it will meet its investment objective, and no Fund should be relied upon as a complete investment program.

The Fund Summaries section describes the principal strategies used by the Funds in trying to achieve their objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the Funds.

                                                                  --------------
                                                                  FUND SUMMARIES
                                                                  --------------

FUND SUMMARIES


MID CAP GROWTH FUND


INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the common stocks of companies with capitalizations of $2 billion to $15 billion at the time of purchase.

The Adviser invests in domestic growth-oriented medium to small companies it believes exhibit the potential for superior growth. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and evaluates a company's potential for above average long-term earnings and revenue growth.

Several factors are considered in the Adviser's evaluation of a company, including:

>    unique product or service,
>    growing product demand,
>    dominant and growing market share,
>    management experience and capabilities, and
>    strong financial condition.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company's fundamentals and anticipated earnings.


RISKS

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, and Smaller Company Risk. See page 4 for a discussion of these risks.


                                                  -----------------------------
                                                  THE FUND INVESTS IN COMPANIES
                                                  HAVING A MARKET CAPITALIZATION
                                                  OF $2 BILLION TO $15 BILLION
                                                  -----------------------------

--------------
FUND SUMMARIES
--------------

SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of companies with capitalizations of $2.5 billion or less at the time of purchase.

The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and evaluates a company's potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser's evaluation of a company, including:

     >    unique product or service,
     >    growing product demand,
     >    dominant and growing market share,
     >    management experience and capabilities, and
     >    strong financial condition.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company's fundamentals and anticipated earnings.

RISKS

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Smaller Company Risk and Liquidity Risk. See page 4 for a discussion of these risks.


------------------------------
THE FUND INVESTS IN COMPANIES
HAVING A MARKET CAPITALIZATION
OF $2.5 BILLION OR LESS.
------------------------------

                                                                  --------------
                                                                  FUND SUMMARIES
                                                                  --------------

PRINCIPAL INVESTMENT RISKS

All investments carry some degree of risk which will affect the value of a Fund's investments, investment performance, and price of its shares. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

The principal risks of investing in the Funds include:

RISKS THAT APPLY TO BOTH FUNDS

> Stock Market Risk: The value of the stocks in which a Fund invests may go up or down in response to the activities of individual companies, the stock market and general economic conditions. Stock prices may decline over short or extended periods.

> Management Risk: A strategy used by the investment management team may not produce the intended results.

> Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Funds invest in growth style stocks. The Funds' performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

> Smaller Company Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of change in their earnings and prospects.

RISK THAT APPLIES PRIMARILY TO THE SMALL CAP
GROWTH FUND

> Liquidity Risk: Certain securities may be difficult to sell at the time and price that the Adviser would like to sell. The Adviser may have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund performance. During unusual market conditions, unusually high volume of redemption requests or other reasons, the Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus.

--------------
FUND SUMMARIES
--------------

PERFORMANCE

The following bar charts show the Funds' annual total returns for calendar years ended 12/31. This information illustrates how each Fund's performance has varied over time, which is one indication of the risks of investing in a Fund. A Fund's past performance does not necessarily indicate how it will perform in the future. The bar charts assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS FOR CALENDAR YEARS ENDED 12/31

                                  [LINE GRAPH]

==========================================================================================
                              MID CAP GROWTH FUND
------------------------------------------------------------------------------------------
   8.55%   -0.47%   33.64%   21.87%   17.70%   6.84%   70.65%   -4.35%   -33.39%   -34.64%
------------------------------------------------------------------------------------------
    1993    1994     1995     1996     1997    1998     1999     2000     2001      2002

   The Fund's year-to-date return as of 9/30/03 (not annualized) was +25.04%.

          Best Quarter: 45.95% (4Q99)    Worst Quarter: -30.80% (3Q01)

==========================================================================================

                                                       -------------------------
                                                       FUND PERFORMANCE MAY
                                                       BE MATERIALLY DIFFERENT
                                                       BY THE TIME YOU RECEIVE
                                                       THIS PROSPECTUS. FOR MORE
                                                       CURRENT PERFORMANCE
                                                       INFORMATION, CALL
                                                       800-332-5580 OR VISIT
                                                       WWW.SITFUNDS.COM.
                                                       -------------------------

--------------
FUND SUMMARIES
--------------

ANNUAL TOTAL RETURNS (CONTINUED)

================================================================================
                              SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
      52.16%   14.97%   7.63%   1.97%   108.63%   6.25%   -28.19%   -26.22%
--------------------------------------------------------------------------------
       1995    1996     1997    1998     1999     2000     2001      2002
--------------------------------------------------------------------------------
   The Fund's year-to-date return as of 9/30/03 (not annualized) was +22.31%.

            Best Quarter: 64.59% (4Q99) Worst Quarter: -25.70% (3Q01)

================================================================================

--------------
FUND SUMMARIES
--------------

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/02

The following tables show the Funds' average annual total returns before and after taxes and the change in value of a broad-based market index over various periods ended December 31, 2002. The index information is intended to permit you to compare each Fund's performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.

A Fund's "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

A Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Funds' past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).

                                                                                               Since
                                                                                           Inception
MID CAP GROWTH FUND                                                  1 Year      5 Years    10 Years
----------------------------------------------------------------------------------------------------
     RETURN BEFORE TAXES                                             -34.64%      -5.36%       4.63%
     RETURN AFTER TAXES ON DISTRIBUTIONS                             -34.64       -7.07        2.33
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES     -27.71       -3.06        4.26
S&P MidCap 400 Index(1)(2)                                           -14.52        6.41       11.96

     (1) Reflects no deduction for fees, expenses or taxes.
     (2) An unmanaged index which measures to performance of 400 widely held common stocks of mid cap companies.

                                                                  --------------
                                                                  FUND SUMMARIES
                                                                  --------------

AVERAGE ANNUAL TOTAL RETURNS (CONTINUED)

                                                                                                     Since
                                                                                                 Inception
SMALL CAP GROWTH FUND                                                1 Year        5 Years        (7/1/94)
----------------------------------------------------------------------------------------------------------
     RETURN BEFORE TAXES                                             -26.22%         3.67%          11.46%
     RETURN AFTER TAXES ON DISTRIBUTIONS                             -26.22          2.87           10.59
     RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES     -20.98          2.90            9.56
Russell 2000 Index (1)(2)                                            -20.48         -1.36            7.08

     (1) Reflects no deduction for fees, expenses or taxes.
     (2) An unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index (an index of the 3,000 largest U.S. companies based on total market capitalization).

--------------
FUND SUMMARIES
--------------

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. All Sit Mutual Funds are no-load so you will not pay sales charges (loads) or exchange fees when you buy or sell shares of the Funds. However, shares of each Fund held for less than 30 calendar days are subject to a redemption fee of 2.00%, based on the redeemed shares' market value.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
                                                                      Contingent
                                                                  Redemption Fee
                                                               (only shares held
                                                              less than 30 days)
Mid Cap Growth                                                             2.00%
Small Cap Growth                                                           2.00%

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
(expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
                                                                    Total Annual
                    Management    Distribution         Other      Fund Operating
                         Fees     (12b-1) Fees      Expenses            Expenses
Mid Cap Growth        1.25%(1)            None          None            1.25%(1)
Small Cap Growth      1.50%               None          None            1.50%
--------------------------------------------------------------------------------

(1) Management fees do NOT reflect the Adviser's waiver of fees. Actual expenses are LOWER than those shown in the table because of a voluntary fee waiver by the Adviser. As a result of the fee waiver, the actual management fee paid by the Mid Cap Growth Fund was 1.15% of the Fund's average daily net assets at June 30, 2003. After December 31, 2004, this fee waiver may be terminated at any time by the Adviser.

                                                                 ---------------
                                                                 FUND MANAGEMENT
                                                                 ---------------

EXAMPLE

This example is intended to help you compare the cost of investing in each Fund (before the fee waiver) with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions), that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                         1 Year        3 Years         5 Years        10 Years
------------------------------------------------------------------------------
Mid Cap Growth             $128           $399            $690          $1,518
Small Cap Growth           $154           $477            $824          $1,801

EARLY REDEMPTION FEE

Each Fund charges a redemption fee on shares held for less than 30 calendar days. The fee is retained by the Fund for the benefit of its long-term shareholders. It is charged to discourage short-term trading of the Fund by market timers or other investors who do not share the long-term strategy of the Fund, and to reduce the expenses of long-term shareholders by reducing the trading costs and other costs associated with short-term investments in the Fund.

The "first-in, first out" (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the fee applies.

A redemption fee will not be charged on shares acquired by reinvestment of dividends or distributions from a Fund; held in an account of a qualified retirement plan, such as a 410(k) plan; or purchased through certain intermediaries.

---------------
FUND MANAGEMENT
---------------

FUND MANAGEMENT

INVESTMENT ADVISER

Sit Investment Associates, Inc. (the "Adviser"), 90 South Seventh Street, Suite 4600, Minneapolis, Minnesota 55402, is the Funds' investment adviser. The Adviser was founded in 1981 and provides investment management services for both public and private clients. As of September 30, 2003, the Adviser and its affiliates had approximately $6.2 billion in assets under management, including approximately $1.5 billion for the 12 Sit Mutual Funds.

Under Investment Management Agreements between each Fund and the Adviser (the "Agreements"), the Adviser manages each Fund's business and investment activities, subject to the authority of the board of directors. The Agreements require the Adviser to bear each Fund's expenses except interest, brokerage commissions and transaction charges and certain extraordinary expenses. Each Fund pays the Adviser a monthly fee for its services. During their most recent fiscal year, after taking into account voluntary fee waivers, the Funds paid the following advisory fees to the Adviser:

                                                          ADVISORY FEE AS A % OF
FUND                                                    AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
Mid Cap Growth Fund                                                     1.15%(1)
Small Cap Growth Fund                                                   1.50%
--------------------------------------------------------------------------------

(1) Net of voluntary fee waivers. The contractual fees (without waivers) for the Mid Cap Growth is 1.25% per year, of the Fund's average daily net assets. After December 31, 2004, fee waivers may be terminated at any time by the Adviser.

                                                                 ---------------
                                                                 FUND MANAGEMENT
                                                                 ---------------

PORTFOLIO MANAGEMENT

The Funds' investment decisions are made by a team. Eugene C. Sit is the Adviser's Chief Investment Officer and oversees the investment decisions for the Funds. Peter L. Mitchelson is the Adviser's President and Chief Strategist. Roger J. Sit is the Adviser's Executive Vice President - Research and Investment Management. Mr. Eugene C. Sit and Mr. Mitchelson have been with the Adviser and each of the Funds since their inception. Mr. Roger Sit joined the Adviser in early 1998 with 9 years of investment management experience.

DISTRIBUTOR

SIA Securities Corp. (the "Distributor"), an affiliate of the Adviser, is the distributor for the Funds. The Distributor markets the Funds' shares only to certain institutional and individual investors and all other sales of the Funds' shares are made by each Fund.

The Distributor or the Adviser may enter into agreements under which various financial institutions and brokerage firms provide administrative services for customers who are beneficial owners of shares of the Funds. The Distributor or Adviser may compensate these firms for the services provided, with compensation based on the aggregate assets of customers that are invested in the Funds.

CUSTODIAN AND TRANSFER AGENT

The Northern Trust Company, located at 50 South LaSalle Street, Chicago, IL 60675, is the Custodian for the Funds.

PFPC Inc., located at 4400 Computer Drive, Westboro, MA 01581, is the Transfer Agent for the Funds.

                                                   -----------------------------
                                                   THE CUSTODIAN HOLDS THE
                                                   FUNDS' SECURITIES AND
                                                   CASH, RECEIVES AND PAYS
                                                   FOR SECURITIES PURCHASED,
                                                   DELIVERS AGAINST PAYMENT
                                                   FOR SECURITIES SOLD, RECEIVES
                                                   AND COLLECTS INCOME FROM
                                                   INVESTMENTS AND PERFORMS
                                                   OTHER ADMINISTRATIVE DUTIES.
                                                   -----------------------------

                                                   -----------------------------
                                                   THE TRANSFER AGENT
                                                   PROCESSES PURCHASE
                                                   ORDERS, REDEMPTION
                                                   ORDERS AND HANDLES
                                                   ALL RELATED SHAREHOLDER
                                                   ACCOUNTING SERVICES.
                                                   -----------------------------

-----------------------
SHAREHOLDER INFORMATION
-----------------------

SHAREHOLDER INFORMATION

SHARE PRICE

Your price for purchasing, selling, or exchanging shares is based on the Fund's net asset value ("NAV") per share, which is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 3:00 p.m. Central time) every day the exchange is open. The NAV per share of the Funds will fluctuate.

NAV is based on the market value of the securities in a Fund's portfolio. When market value prices are not readily available, or when an event occurs after the close of the market that materially affects the value of securities, fair value is determined in good faith by the Adviser using methods approved by the board of directors. Short-term debt securities maturing in less than 60 days are valued at amortized cost. The amortized cost method of valuation initially values a security at its purchase cost, then consistently adjusts the cost value by amortizing/accreting any discount or premium paid until the security's maturity without regard to fluctuating interest rates.

WHEN ORDERS ARE EFFECTIVE

Purchase, exchange, and sale orders are received and may be accepted by Sit Mutual Funds only on days the NYSE is open. PURCHASE, EXCHANGE, AND SALE ORDERS RECEIVED BY THE FUNDS OR THEIR AGENTS PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 3:00 P.M. CENTRAL TIME) ARE PROCESSED AT THE NET ASSET VALUE PER SHARE CALCULATED FOR THAT BUSINESS DAY, EXCEPT PURCHASES MADE TO AN EXISTING ACCOUNT VIA AUTOMATED CLEARING HOUSE, "ACH," ELECTRONIC TRANSFER OF FUNDS. ACH PURCHASES ARE INVESTED AT THE NET ASSET VALUE PER SHARE ON THE NEXT BUSINESS DAY AFTER YOUR TELEPHONE CALL TO THE FUNDS IF YOU CALL THE FUNDS PRIOR TO THE CLOSE OF THE NYSE. Your bank account will be debited within 1 to 2 business days.

-----------------------------
A FUND'S SHARE PRICE OR NAV
IS DETERMINED BY ADDING THE
TOTAL VALUE OF A FUND'S
INVESTMENTS AND OTHER ASSETS
(INCLUDING ACCRUED INCOME),
SUBTRACTING ITS LIABILITIES,
AND THEN DIVIDING THAT FIGURE
BY THE NUMBER OF OUTSTANDING
SHARES OF THE FUND.
-----------------------------

-----------------------
SHAREHOLDER INFORMATION
-----------------------

IF YOUR PURCHASE, EXCHANGE, OR SALE ORDER IS RECEIVED AFTER THE CLOSE OF THE NYSE, THE PURCHASE, EXCHANGE OR SALE WILL BE MADE AT THE NET ASSET VALUE CALCULATED ON THE NEXT DAY THE NYSE IS OPEN.

INVESTING THROUGH A THIRD PARTY

There is no charge to invest, exchange, or sell shares when you make transactions directly through Sit Mutual Funds.

The Funds may be available for purchase through a third party financial institution. If you invest in the Funds through a third party, rather than directly with Sit Mutual Funds, the fees and policies may be different than described in this Prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge commissions and transaction fees and may set different minimum investments or limitations on purchasing or selling shares. Consult a representative of your plan or financial institution for information regarding such fees and policies.

OTHER ACCOUNT POLICIES

PURCHASE RESTRICTIONS

The Funds may reject or restrict any purchase or exchange order at any time, when, in the judgment of management, it is in the best interests of the Funds. For example, it may be in the best interests of the Funds to reject purchase and exchange orders that are short-term or to restrict excessive trading into and out of the Funds since such orders may harm performance by disrupting portfolio management strategies and increasing expenses.

ACCOUNTS WITH LOW BALANCES

If your account balance in a Fund falls below $5,000 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $5,000 within 30 days of the date the notice was mailed, the Fund may redeem your account.

-----------------------
SHAREHOLDER INFORMATION
-----------------------

                               PURCHASING SHARES

By Mail                          TO OPEN AN ACCOUNT                                          TO ADD TO AN ACCOUNT
-------------        --------------------------------------------------     --------------------------------------------------
                     Mail a completed account application and your          Mail a completed investment slip for a particular
                     check payable to:                                      fund (which you received in your account
                                                                            statement) or a letter of instruction, with a check
                               Sit Mutual Funds                             payable to:
                               P.O. Box 5166
                               Westboro, MA  01581-5166                               Sit Mutual Funds
                                                                                      P.O. Box 5166
                     Third party checks or starter checks are not                     Westboro, MA  01581-5166
                     accepted for initial purchases.
                                                                            A letter of instruction must include your account
                     Please be sure to complete the entire application,     number, the name(s) of the registered owner(s)
                     including the selection of which Fund(s) you want      and the Fund(s) that you want to purchase.
                     to purchase.
                                                                            Starter checks are not accepted for additional
                     Prospectuses and account applications                  purchases.
                     may be viewed and printed from our website,
                     www.sitfunds.com.
                     --------------------------------------------------     --------------------------------------------------

By Telephone
-------------        --------------------------------------------------     --------------------------------------------------
                     Fax a completed account application to Sit             PAYMENT BY WIRE. Instruct your bank to wire your
                     Mutual Funds at 612-342-2111, and then call us         investment to the Sit Mutual Funds using the wire
                     at 1-800-332-5580 or 612-334-5888 for a new            instructions on the back of the prospectus. Call
                     account number and bank wiring instructions.           us at 1-800-332-5580 or 612-334-5888 and notify us
                                                                            of the wire.
                     Instruct your bank to wire your investment to us
                     using the wire instructions we have given you.         PAYMENT BY ACH.  Call us at 1-800-332-5580 or
                     Your bank may charge a wire fee. Mail the original     612-334-5888 to request that a purchase be made
                     signed account application to:                         electronically from your bank account. The
                                                                            purchase will be effective on the next business
                               Sit Mutual Funds                             day following your telephone request made prior
                               P.O. Box 5166                                to the close of the NYSE.
                               Westboro, MA  01581-5166
                                                                            Before using the ACH feature, you must set up the
                     NOTE FOR IRA ACCOUNTS: An IRA account cannot           ACH option on your initial account application or a
                     be opened over the telephone.                          Change of Account Options Form.
                     --------------------------------------------------     --------------------------------------------------

Automatically
-------------        --------------------------------------------------     --------------------------------------------------
                     You cannot make an initial purchase automatically.     You may set up an Automatic Investment Plan on
                                                                            your initial account application or on a Change
                                                                            of Account Options Form. The Plan will invest in
                                                                            the selected Fund electronically from your bank
                                                                            account (via ACH) on any day the Funds are
                                                                            open - either monthly, quarterly or annually.
                     --------------------------------------------------     --------------------------------------------------
                     Please see page 17 for additional general rules for purchasing and selling shares.

                                                         -----------------------
                                                         SHAREHOLDER INFORMATION
                                                         -----------------------

SELLING SHARES

            TO EXCHANGE SHARES                                              TO SELL SHARES                                By Mail
--------------------------------------------------        --------------------------------------------------        -------------
You may sell shares of one Sit Fund and purchase          Mail a written request that includes:
shares of another Sit Fund by mailing a letter of
instruction signed by all registered owners of the        o  Account number,
account to:
                                                          o  Names and signatures of all registered owners
         Sit Mutual Funds                                    exactly as they appear on the account,
         P.O. Box 5166
         Westboro, MA 01581-5166                          o  Name of Fund and number of shares or dollar
                                                             amount you want to sell.
A letter of instruction must include your account
number, the name(s) and the number of shares or           o  Medallion signature guarantee(s) if you have
dollar amount of the Fund(s) you want to sell and            requested that the proceeds from the sale be:
the name(s) of the Fund(s) you want to purchase.
                                                                o  paid to anyone other than the registered
                                                                   account owners,
                                                                o  paid by check and mailed to an address
                                                                   other than the registered address, or
                                                                o  sent via bank wire (currently an $8 fee)
                                                                   to a bank different than the bank
                                                                   authorized by you on your account
                                                                   application.

                                                          o  Supporting legal documents, if required
                                                             (see "General Rules" on following page)

                                                          o  Method of payment (check, wire transfer, or
                                                             ACH, see "General Rules" on following page)

                                                          NOTE FOR IRA ACCOUNTS: Mail a signed IRA
                                                          Distribution Form to Sit Mutual Funds.
--------------------------------------------------        --------------------------------------------------
                                                                                                                     By Telephone
--------------------------------------------------        --------------------------------------------------        -------------
You may sell shares of one Sit Fund and                   Call us at 1-800-332-5580 or 612-334-5888 and
purchase shares of another Sit Fund by                    request a sale of shares.
calling us at 1-800-332-5580 or 612-334-5888. If
you call after business hours, you will need your         Before selling shares by telephone, you must
Personal Identification Number to use the                 set up the option on your initial account
automatic telephone system.                               application or a Change of Account Options Form.
                                                          Proceeds from the sale will be sent as directed
                                                          on your application by check, bank wire or ACH.
                                                          The Funds' bank charges a wire fee to send the
                                                          proceeds via bank wire (currently $8).

                                                          NOTE FOR IRA ACCOUNTS: A sale of shares from an
                                                          IRA account cannot be made over the telephone.
                                                          Mail a completed IRA Distribution Form to Sit
                                                          Mutual Funds.
--------------------------------------------------        --------------------------------------------------
                                                                                                                    Automatically
--------------------------------------------------        --------------------------------------------------        -------------
You may set up an Automatic Exchange Plan on              Shares may be sold through the Automatic
your initial account application or on a Change           Withdrawal Plan (minimum $100) if the Special
of Account Options Form. The Plan will sell               Services section of the initial account
shares of one Sit Fund and invest in another Sit          application is complete.
Fund automatically on any day the Funds are
open - either monthly, quarterly or annually.             You may add this option by completing a Change
                                                          of Account Options Form, and this option will
                                                          begin within 10 days of the Funds' receipt of
                                                          the form.

                                                          Proceeds from the sale will be sent as directed
                                                          on your account application, by check or ACH.
--------------------------------------------------        --------------------------------------------------
                          Please see page 17 for additional general rules for purchasing and selling shares.

-----------------------
SHAREHOLDER INFORMATION
-----------------------

                 GENERAL RULES FOR PURCHASING & SELLING SHARES

               PURCHASING SHARES                                       EXCHANGING SHARES
--------------------------------------------------        --------------------------------------------------
Shares may be purchased on any day the NYSE is            You may sell shares of one or more Sit Funds
open with a minimum initial investment of $5,000          and use the proceeds to buy shares of another
per Fund.                                                 Sit Fund.

IRA accounts (regular, Roth and SEP) require a            Before making an exchange, please read the
minimum initial investment of $2,000 per Fund.            prospectus and consider the investment objective
                                                          of the Fund you are purchasing.
Additional investments in any account must be at
least $100.                                               You may exchange shares by mail, telephone
                                                          or an automatic exchange plan as described on
                                                          page 34. You may also exchange shares of the
                                                          Sit Funds on our website at www.sitfunds.com.

                                                          An exchange of shares is a sale for federal
                                                          income tax purposes and you may have a taxable
                                                          capital gain or loss.
--------------------------------------------------        --------------------------------------------------

                 SELLING SHARES                                         RECEIPT OF SALE PROCEEDS
--------------------------------------------------        --------------------------------------------------
Your sale proceeds will be paid as soon as                You may receive proceeds from the sales of your
possible, generally not later than 7 business             shares in one of three ways:
days after the Funds' receipt of your request
to sell. However, if you purchased shares with            (1) By Mail
nonguaranteed funds, such as a personal check,            Your check will generally be mailed to the address
and you sell shares, your sale proceeds payment           of record within 7 business days after receipt of
will be delayed until your check clears, which            your request.
may take 15 days.
                                                          (2) By Wire
OTHER DOCUMENTS: Under certain circumstances,             Your bank account will generally be credited
sales of shares may require additional legal              within 1 to 2 business days after receipt of your
documentation, such as sales by estates, trusts,          request. The Funds' bank charges a wire fee
guardianships, custodianships, corporations,              (currently $8) which will be deducted from the
pension and profit sharing plans and other                balances of your account or from the amount being
organizations.                                            wired if your account has been completely
                                                          redeemed. The recipient bank may also charge a
MEDALLION SIGNATURE GUARANTEE: A medallion                wire fee.
signature guarantee assures that a signature is
genuine and protects shareholders from                    (3) By ACH
unauthorized account transactions. A medallion            Your bank account will generally be credited
signature guarantee may be obtained from a bank,          within 1 to 2 business days after receipt of your
brokerage firm, or other financial institution            request. Proceeds from the sale of shares from an
that is participating in a medallion program              IRA account cannot be paid using ACH.
recognized by the Securities Transfer Association.
A notary public stamp cannot be substituted for a
medallion signature guarantee.
--------------------------------------------------        --------------------------------------------------

                                                         -----------------------
                                                         SHAREHOLDER INFORMATION
                                                         -----------------------

INVESTOR SERVICE FEES

Investor Services Representatives can provide many services to you. You will be charged a fee for some customized services, such as researching historical account statements and mailings via overnight delivery services. A schedule of services with applicable fees, if any, is available upon request.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute an annual dividend from net investment income. Net investment income includes dividends on stocks and interest earned on bonds or other debt securities less operating expenses.

Capital gains, if any, are distributed at least once a year by each Fund. A capital gain occurs if a Fund sells portfolio securities for more than its cost.

If you buy Fund shares just before a distribution, in effect, you "buy the distribution." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions are automatically reinvested in additional shares of the Fund paying the distribution at the net asset value per share on the distribution date. However, you may request that distributions be automatically reinvested in another Sit Mutual Fund, or paid in cash. These requests may be made on the application, Change of Account Options form, or by written notice to Sit Mutual Funds. You will receive a quarterly statement reflecting the dividend payment and, if applicable, the reinvestment of dividends. If cash payment is requested, an ACH transfer will be initiated, or a check normally will be mailed within five business days after the payable date. If the check cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will automatically be reinvested in Fund shares. No interest will accrue on uncashed distribution, dividend, or sales proceeds checks.

-----------------------
SHAREHOLDER INFORMATION
-----------------------

TAXES

Some of the tax consequences of investing in the Funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS

Each Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. For most investors, these distributions will be taxable, whether paid in cash or reinvested (unless your investment is in an IRA or other tax-advantaged account).

Distributions paid from a Fund's net investment income and short-term capital gains, if any, are taxable as ordinary income or qualified dividend income. Distributions paid from a Fund's long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long you have held your shares.

The Funds' distributions are expected to consist primarily of capital gains.


TAXES ON TRANSACTIONS

The sale or exchange of your shares in a Fund is a taxable transaction, and you may incur a capital gain or loss on the transaction. If you held the shares for more than one year, this gain or loss would be a long-term gain or loss. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

                                                         -----------------------
                                                         SHAREHOLDER INFORMATION
                                                         -----------------------

RETIREMENT AND OTHER TAX-DEFERRED ACCOUNTS

Taxes on current income can be deferred by investing in Individual Retirement Accounts (IRAs), 401(k), pension, profit sharing, 403(b)(7), employee benefit, deferred compensation and other qualified retirement plans.

The Funds are available for your tax-deferred retirement plan with a $2,000 minimum investment per Fund and subsequent contributions of at least $100. Such retirement plans must have a qualified plan sponsor or trustee. Tax-deferred retirement plans include 401(k), profit sharing, and money purchase plans as well as IRA, Roth IRA, SEP-IRA, and certain 403(b)(7) plans. You should contact the Funds for specific plan documentation. IRA and 403(b)(7) accounts with balances under $10,000 will be charged an annual $15 IRA custodial fee.

The federal tax laws governing these tax-deferred plans must be complied with to avoid adverse tax consequences. You should consult your tax adviser before investing.

MAILING OF REGULATORY DOCUMENTS

The Funds' practice is to "household," or consolidate shareholder mailings of regulatory documents such as prospectuses, shareholder reports, and proxies to shareholders at a common address. This means that a single copy of these regulatory documents is sent to the address of record. If at any time you wish to receive multiple copies of the regulatory documents at your address, you may contact the Funds and the Funds will mail separate regulatory documents to each of your individual accounts within 30 days of your call.

PRIVACY POLICY

We collect nonpublic personal information about you from information we receive from you on applications or other forms and information about your transactions and communications with us, our affiliates or others. We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard our nonpublic personal information.

----------------------
ADDITIONAL INFORMATION
----------------------

ADDITIONAL INFORMATION

OTHER SECURITIES, INVESTMENT PRACTICES,
AND POLICIES

The principal investment strategies and risk factors of each Fund are outlined in the section entitled "Fund Summaries." Below are brief discussions of certain other investment practices of the Funds. Each Fund may invest in securities and use investment strategies that are not described in this Prospectus but are described in the Statement of Additional Information.

As described in the Fund Summaries section, each Fund has a policy requiring the Fund to invest at least 80% of its net assets in the types of securities suggested by the Fund's name. For purposes of this requirement, net assets include the amount of any borrowings for investment purposes.

PORTFOLIO TURNOVER

The Funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. However, historically the Funds' turnover rates have been less than 100%. The "Financial Highlights" section of this Prospectus shows each Fund's historical portfolio turnover rate. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that a Fund pays when it buys and sells securities, which may decrease the Fund's total return.

                                                          ----------------------
                                                          ADDITIONAL INFORMATION
                                                          ----------------------

INVESTMENT IN THE SIT MONEY MARKET FUND

Each Fund may invest up to 25% of its total net assets in shares of the money market funds advised by the Adviser, which includes the Sit Money Market Fund, subject to the conditions contained in an exemptive order issued to the Funds by the Securities and Exchange Commission. These investments may be made in lieu of direct investments in short-term money market instruments if the Adviser believes that they are in the best interest of the Funds.

TEMPORARY DEFENSIVE INVESTING

For temporary defensive purposes in periods of unusual market conditions, each Fund may invest all of its total assets in cash or short-term debt securities including certificates of deposit, bankers' acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper and repurchase agreements. As a result, a Fund may not achieve its investment objective.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Some of this information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.

----------------------
ADDITIONAL INFORMATION
----------------------

MID CAP GROWTH FUND

                                                                       Fiscal Years Ended June 30,
                                                   2003            2002            2001            2000            1999
============================================================================================================================
NET ASSET VALUE:
Beginning of period                            $   7.91        $  12.37        $  23.57        $  14.54        $  16.49
----------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income (loss)(3)                    (.05)           (.07)           (.08)           (.12)           (.06)
Net realized and unrealized gains
   (losses) on investments                          .20           (4.16)          (7.05)          10.38             .65
----------------------------------------------------------------------------------------------------------------------------
Total from operations                               .15           (4.23)          (7.13)          10.26             .59
----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                           --              --              --              --              --
From realized gains                                  --            (.23)          (4.07)          (1.23)          (2.54)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                  --            (.23)          (4.07)          (1.23)          (2.54)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE:
End of period                                  $   8.06        $   7.91        $  12.37        $  23.57        $  14.54
----------------------------------------------------------------------------------------------------------------------------
Total investment return(1)                         1.90%         (34.66%)        (35.21%)         73.01%           6.94%
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000s omitted)       $170,173        $181,347        $360,037        $566,639        $375,343

RATIOS:
Expenses to average daily net assets               1.15%(2)        1.15%(2)        1.06%(2)        1.00%(2)        1.00%(2)
Net investment income (loss) to average
   daily net assets                               (0.73%)(2)      (0.79%)(2)      (0.49%)(2)      (0.58%)(2)      (0.46%)(2)
Portfolio turnover rate (excluding
   short-term securities)                         53.19%          60.88%          56.21%          62.21%          68.62%
============================================================================================================================

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Total Fund expenses are contractually limited to 1.25% of average daily net assets. However, during the years ended June 30, 2003, 2002, 2001, 2000, and 1999, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.25% for each of these periods and the ratio of net investment income (loss) to average daily net assets would have been (0.83%), (0.89%), (0.68%), (0.83%) and (0.71%), respectively.

(3) The net investment income (loss) per share is based on average shares outstanding for the period.

                                                          ----------------------
                                                          ADDITIONAL INFORMATION
                                                          ----------------------

SMALL CAP GROWTH FUND

                                                                       Fiscal Years Ended June 30,
                                                   2003            2002            2001            2000            1999
============================================================================================================================
NET ASSET VALUE:
Beginning of period                        $     21.06     $     28.99     $     41.35     $     18.28     $     20.35
----------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment loss(2)                            (.18)           (.24)           (.13)           (.18)           (.18)
Net realized and unrealized gains
   (losses) on investments                         .76           (7.65)         (11.65)          23.25            1.20
----------------------------------------------------------------------------------------------------------------------------
Total from operations                              .58           (7.89)         (11.78)          23.07            1.02
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains                                 --            (.04)           (.58)             --           (3.09)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                 --            (.04)           (.58)             --           (3.09)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
End of period                              $     21.64     $     21.06     $     28.99     $     41.35     $     18.28
----------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                       2.75%         (27.24%)        (28.79%)        126.20%           8.77%
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000s omitted)   $   182,912     $   180,684     $   227,888     $   190,630     $    50,335

RATIOS:
Expenses to average daily net assets              1.50%           1.50%           1.50%           1.50%           1.50%
Net income (loss) to average daily
   net assets                                    (1.00%)         (0.99%)         (0.41%)         (0.83%)         (1.08%)
Portfolio turnover rate (excluding
   short-term securities)                        59.98%          65.25%          39.91%          39.31%          71.84%
============================================================================================================================

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) The net investment income (loss) per share is based on average shares outstanding for the period.

----------------------
NOT PART OF PROSPECTUS
----------------------





















                  This page has been left blank intentionally

----------------------
NOT PART OF PROSPECTUS
----------------------

================================================================================

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION        ANNUAL/SEMI-ANNUAL REPORT
The SAI contains more details about        The Funds' Annual and Semi-Annual
the Funds and their investment             Reports include a discussion of the
policies. The SAI is incorporated in       market conditions and investment
this Prospectus by reference.              strategies that significantly
                                           affected the Funds' performance.


To request a copy of the documents listed above, or to obtain more information about the Funds:


BY TELEPHONE:          BY REGULAR MAIL:         TO WIRE MONEY FOR A PURCHASE:
(800) 332-5580 or      Sit Mutual Funds         PNC Bank, Pittsburgh, PA
(612) 334-5888         P.O. Box 5166            ABA #031000053
                       Westboro, MA 01581-5166  Account #86-0690-5556
BY E-MAIL:                                      Sit Mutual Funds
info@sitinvest.com     BY EXPRESS MAIL:         For Further Credit: (shareholder
                       Sit Mutual Funds            name)
ON THE INTERNET:       4400 Computer Drive      Account Number: (fund name
Visit our website at   Westboro, MA 01581          and account #)
www.sitfunds.com
Visit the SEC website
at www.sec.gov


THE SAI AND THE FUNDS' REPORTS MAY ALSO BE REVIEWED AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION IN WASHINGTON, D.C. YOU CAN GET COPIES FREE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE LISTED ABOVE, OR BY MAIL, FOR A FEE, BY CALLING THE SEC AT 1-202-942-8090, BY MAKING AN ELECTRONIC REQUEST AT THE FOLLOWING EMAIL ADDRESS: publicinfo@sec.gov, OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102.


                                   [SIT LOGO]
                                SIT MUTUAL FUNDS
                                ----------------

                     1940 ACT FILE NOS. 811-03342; 811-06373


================================================================================